CONSOLIDATED STATEMENTS OF INCOME - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OPERATING INCOME
Interest income	$ 2,244,317	$ 2,058,446	$ 2,137,044
Interest expense	(829,949)	(731,755)	(855,678)
Net interest income	1,414,368	1,326,691	1,281,366
Fee and commission income	484,463	455,558	431,184
Fee and commission expense	(193,578)	(176,495)	(176,760)
Net fee and commission income	290,885	279,063	254,424
Net income (expense) from financial operations	53,174	2,796	(367,034)
Net foreign exchange gain	51,908	126,956	507,392
Other operating income	23,129	62,016	6,427
Net operating profit before provision for loan losses	1,833,464	1,797,522	1,682,575
Provision for loan losses	(317,408)	(302,255)	(342,083)
NET OPERATING INCOME	1,516,056	1,495,267	1,340,492
Personnel salaries and expenses	(397,564)	(396,967)	(395,133)
Administrative expenses	(245,089)	(230,103)	(226,413)
Depreciation and amortization	(79,280)	(77,823)	(65,359)
Impairment of property, plant, and equipment	(39)	(5,644)	(234)
Other operating expenses	(32,342)	(68,413)	(68,902)
Total operating expenses	(754,314)	(778,950)	(756,041)
OPERATING INCOME	761,742	716,317	584,451
Income from investments in associates and other companies	5,095	3,963	3,012
Income before tax	766,837	720,280	587,463
Income tax expense	(167,144)	(145,031)	(109,031)
NET INCOME FOR THE YEAR	599,693	575,249	478,432
Attributable to:
Shareholders of the Bank	595,333	562,801	476,067
Non-controlling interest	$ 4,360	$ 12,448	$ 2,365
Earnings per share attributable to Shareholders of the Bank :
Basic earnings	$ 3.159	$ 2.987	$ 2.526
Diluted earnings	$ 3.159	$ 2.987	$ 2.526